UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2018

Date of reporting period:	8/31/2018

Item 1.  Schedule of Investments

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 7.3%
Boeing Co. (The)	168,486	$ 57,755,316
United Technologies Corp.	207,420	27,317,214
		85,072,530
Automobiles 1.4%
Tesla, Inc.*(a)	53,010	15,990,997
Banks 6.4%
JPMorgan Chase & Co.	312,073	35,757,324
PNC Financial Services Group, Inc. (The)	273,093	39,199,769
		74,957,093
Chemicals 2.5%
DowDuPont, Inc.	412,259	28,911,724
Consumer Finance 2.4%
SLM Corp.*	2,357,440	27,629,197
Electric Utilities 3.6%
American Electric Power Co., Inc.	423,138	30,351,689
Exelon Corp.	274,289	11,989,172
		42,340,861
Energy Equipment & Services 0.7%
Halliburton Co.	207,783	8,288,464
Food & Staples Retailing 2.3%
Walmart, Inc.	277,024	26,555,521
Food Products 1.7%
Mondelez International, Inc. (Class A Stock)	469,369	20,051,444
Health Care Equipment & Supplies 2.0%
Zimmer Biomet Holdings, Inc.	189,378	23,412,802
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.	118,814	31,896,806

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 3.4%
Carnival Corp.	179,533	$ 11,039,484
Marriott International, Inc. (Class A Stock)	228,587	28,909,398
		39,948,882
Insurance 1.9%
MetLife, Inc.	472,090	21,664,210
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.*	21,722	43,720,087
Netflix, Inc.*	85,937	31,597,316
		75,317,403
Internet Software & Services 10.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	159,943	27,991,624
Alphabet, Inc. (Class A Stock)*	33,065	40,729,467
Facebook, Inc. (Class A Stock)*	158,101	27,783,089
Tencent Holdings Ltd. (China), ADR	619,737	26,735,454
		123,239,634
IT Services 6.0%
Mastercard, Inc. (Class A Stock)	194,234	41,869,081
PayPal Holdings, Inc.*	305,444	28,201,644
		70,070,725
Life Sciences Tools & Services 2.2%
Illumina, Inc.*	73,480	26,072,908
Media 1.9%
Comcast Corp. (Class A Stock)	590,731	21,851,140
Oil, Gas & Consumable Fuels 3.0%
Noble Energy, Inc.	540,802	16,072,635
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	296,298	19,327,519
		35,400,154
Pharmaceuticals 6.2%
Allergan PLC	44,068	8,448,276
Bristol-Myers Squibb Co.	345,425	20,915,484

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	188,315	$ 19,895,480
Pfizer, Inc.	548,831	22,787,463
		72,046,703
Semiconductors & Semiconductor Equipment 5.8%
NVIDIA Corp.	136,926	38,432,390
Texas Instruments, Inc.	258,210	29,022,804
		67,455,194
Software 13.5%
Adobe Systems, Inc.*	132,887	35,017,053
Microsoft Corp.	752,355	84,512,037
salesforce.com, Inc.*	249,805	38,140,228
		157,669,318
Specialty Retail 2.2%
Home Depot, Inc. (The)	100,843	20,246,249
Lowe’s Cos., Inc.	50,489	5,490,679
		25,736,928
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	120,065	27,330,396

Total Long-Term Investments (cost $786,224,556)		1,148,911,034

Short-Term Investments 4.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	16,995,158	16,995,158
PGIM Institutional Money Market Fund (cost $37,296,634; includes $37,228,897 of cash collateral for securities on loan)(b)(w)	37,295,760	37,299,489

Total Short-Term Investments (cost $54,291,792)		54,294,647

TOTAL INVESTMENTS 103.2% (cost $840,516,348)		1,203,205,681
Liabilities in excess of other assets (3.2)%		(36,779,212)

Net Assets 100.0%		$ 1,166,426,469

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,345,032; cash collateral of $37,228,897 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 85,072,530	$—	$—
Automobiles	15,990,997	—	—
Banks	74,957,093	—	—
Chemicals	28,911,724	—	—
Consumer Finance	27,629,197	—	—
Electric Utilities	42,340,861	—	—
Energy Equipment & Services	8,288,464	—	—
Food & Staples Retailing	26,555,521	—	—
Food Products	20,051,444	—	—
Health Care Equipment & Supplies	23,412,802	—	—
Health Care Providers & Services	31,896,806	—	—
Hotels, Restaurants & Leisure	39,948,882	—	—
Insurance	21,664,210	—	—
Internet & Direct Marketing Retail	75,317,403	—	—
Internet Software & Services	123,239,634	—	—
IT Services	70,070,725	—	—
Life Sciences Tools & Services	26,072,908	—	—
Media	21,851,140	—	—
Oil, Gas & Consumable Fuels	35,400,154	—	—
Pharmaceuticals	72,046,703	—	—
Semiconductors & Semiconductor Equipment	67,455,194	—	—
Software	157,669,318	—	—
Specialty Retail	25,736,928	—	—

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 27,330,396	$—	$—

Affiliated Mutual Funds	54,294,647	—	—
Total	$1,203,205,681	$—	$—

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.4%
Common Stocks 43.7%
Independent Power Producers & Energy Traders 3.7%
NRG Yield, Inc. (Class C Stock)	1,087,524	$ 21,587,352
Oil & Gas Storage & Transportation 40.0%
Enbridge, Inc. (Canada)	475,555	16,219,887
EnLink Midstream LLC	417,691	6,808,363
Kinder Morgan, Inc.	1,158,699	20,508,972
ONEOK, Inc.	528,612	34,840,817
Pembina Pipeline Corp. (Canada)	676,233	23,073,070
SemGroup Corp. (Class A Stock)	481,548	11,653,462
Targa Resources Corp.	656,944	36,177,906
TransCanada Corp. (Canada)	496,242	21,134,966
Williams Cos., Inc. (The)	1,970,444	58,305,438
		228,722,881
Total Common Stocks (cost $243,779,423)		250,310,233
Master Limited Partnerships 55.7%
Oil & Gas Equipment & Services 1.0%
USA Compression Partners LP	351,024	5,798,916
Oil & Gas Refining & Marketing 3.1%
EnLink Midstream Partners LP	986,497	17,559,647
Oil & Gas Storage & Transportation 48.4%
Andeavor Logistics LP	222,144	10,791,756
Antero Midstream GP LP	297,922	5,031,903
Antero Midstream Partners LP	413,664	12,107,945
Cheniere Energy Partners LP	1,201,517	45,537,494
Crestwood Equity Partners LP	225,354	8,473,310
Energy Transfer Equity LP	1,315,941	23,028,967
Energy Transfer Partners LP	1,053,996	23,767,610
Enterprise Products Partners LP	1,229,844	35,173,538
EQT GP Holdings LP	243,119	5,105,499
EQT Midstream Partners LP	231,694	13,243,629
MPLX LP	391,010	13,869,125
Noble Midstream Partners LP	238,322	10,438,504
Plains All American Pipeline LP	1,310,267	34,224,174

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Tallgrass Energy LP	1,015,290	$ 24,965,981
Western Gas Equity Partners LP	327,756	11,097,818
		276,857,253
Renewable Electricity 3.2%
NextEra Energy Partners LP	374,485	18,162,523
Total Master Limited Partnerships (cost $279,885,810)		318,378,339

Total Long-Term Investments (cost $523,665,233)		568,688,572

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $8,515,596)(w)	8,515,596	8,515,596

TOTAL INVESTMENTS 100.9% (cost $532,180,829)		577,204,168
Liabilities in excess of other assets (0.9)%		(5,253,090)

Net Assets 100.0%		$ 571,951,078

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Independent Power Producers & Energy Traders	$ 21,587,352	$—	$—

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil & Gas Storage & Transportation	$228,722,881	$—	$—
Master Limited Partnerships
Oil & Gas Equipment & Services	5,798,916	—	—
Oil & Gas Refining & Marketing	17,559,647	—	—
Oil & Gas Storage & Transportation	276,857,253	—	—
Renewable Electricity	18,162,523	—	—

Affiliated Mutual Fund	8,515,596	—	—
Total	$577,204,168	$—	$—

Glossary:
The following abbreviation is used in the quarterly schedule of portfolio holdings:
ADR — American Depositary Receipt

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, Master Limited Partnerships (“MLPs”), exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The PGIM Jennison MLP Fund invests primarily in MLPs. MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the PGIM Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 15, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    October 15, 2018

*	Print the name and title of each signing officer under his or her signature.